S000090511 [Member] Investment Risks - AMG Systematica Trend-Enhanced Markets Fund	Sep. 30, 2025
Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk—the Systematica Group’s investment process, techniques and analyses may not achieve their desired results and the securities or other financial instruments selected for the Fund may result in returns that are inconsistent with the Fund's investment objective. In addition, in the event of the death, incapacity, departure, insolvency or withdrawal of any key individuals, the performance of the Fund may be adversely affected.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Credit and Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer's creditworthiness may also affect the value of the Fund’s investment in that issuer.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk—borrowing and some derivative investments such as futures and forward commitment transactions may increase volatility and magnify smaller adverse market movements into relatively larger losses.

Analytical Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Analytical Model Risk —the Fund’s investment strategy depends upon the reliability, accuracy and analyses on systematic trading models, which are analytical models. Investments selected using these models may perform differently than as forecasted due to the factors incorporated into the models and the weighting of each factor, changes from historical trends, and errors or issues in the construction and implementation of the models (including, but not limited to, input or design issues, software issues and other technological issues). There is no guarantee that the Systematica Group’s use of these models will result in effective investment decisions for the Fund. To the extent that such models (or the assumptions underlying them) contain an error, are input or designed incorrectly, or are incorrect or incomplete, the Fund may not perform as anticipated, which could result in substantial losses. All models ultimately depend upon the assumptions embedded in the models with oversight from the investment team. To the extent that the judgment or assumptions are incorrect with respect to any investment, the Fund can suffer substantial losses. From time to time the Systematica Group may exercise discretion over trading orders. Such discretion may cause the Fund to incur losses or cause the Fund to forego profits which it may have otherwise earned had such discretion not been used.
The model’s computerized trading systems rely on the ability of the Systematica Group’s personnel to accurately process such systems’ outputs and to use the proper trading orders to execute the transactions called for by the systems. In addition, the model is highly dependent on the proper functioning of its internal computer systems. The Systematica Group systems are accordingly subject to human errors and any defects, failures, inaccuracies or interruptions of such systems could disrupt trading or make trading impossible until such failure is remedied. Any such failure, and consequential inability to trade, could cause the Fund to experience significant trading losses or to miss opportunities for profitable trading.

Forward and Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Forward and Futures Contract Risk— the successful use of forward and futures contracts will depend upon the Systematica Group’s skill and experience with respect to such instruments and are subject to special risk considerations. Entering into forward or futures contracts involves all of the risks generally associated with entering into derivatives. However, the primary risks associated with the use of forward and futures contracts include (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (ii) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Systematica Group’s inability to predict correctly the direction of commodity and/or securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; (vi) if the Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements, and it may have to sell at a time when it is disadvantageous to do so; (vii) the possibility that the Fund may be delayed or prevented from recovering margin or other amounts deposited with a counterparty (including a futures commission merchant or clearinghouse); (viii) the possibility that position or trading limits will preclude the Systematica Group from taking positions in certain futures contracts on behalf of the Fund; and (ix) the risks typically associated with foreign investments to the extent the Fund invests in derivatives traded on markets outside the United States.

Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Position Risk—the Fund will incur a loss from a short position if the value of the reference instrument increases after the time the Fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the Fund’s losses. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Commodities Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodities Exposure Risk—exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The Fund’s ability to invest in commodity-linked derivative instruments may be limited by the Fund’s intention to qualify as a regulated investment company, and could adversely affect the Fund’s ability to so qualify.

Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk—the value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

US Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not
backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Subsidiary Risk—by investing in the Subsidiary, the Fund is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute favorably to the Fund’s returns. The Subsidiary is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Fund, such as by reducing the Fund’s investment returns. The Fund’s ability to invest in the Subsidiary will potentially be limited by the Fund’s intention to qualify as a regulated investment company, and might adversely affect the Fund’s ability to so qualify.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk— the Fund intends to elect to be treated and intends to qualify and to be eligible to be treated each taxable year as a “regulated investment company” accorded favorable tax treatment under the Internal Revenue Code. The Fund’s investments in commodities or commodity-related investments can be limited by the Fund’s intention to qualify as a regulated investment company, and can limit the Fund’s ability to so qualify.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.
Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Aninvestment in the Fund is not a deposit or obligation of any bank,is not endorsed or guaranteed by any bank, and is not insured bythe Federal Deposit Insurance Corporation (“FDIC”) or any othergovernment agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify each year as a regulated investment company accorded favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.